Discontinued Operations	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
3.	Discontinued Operations

In December 2015, the Company committed to a plan to sell 100% of their equity stake in Tangshan Yian Biological Engineering Co., Ltd. (“Tangshan Yian”) to an unrelated third-party biological technology company, for a total consideration of $2,069 (RMB 13 million). As of December 31, 2015, the Company received $776 (RMB 5.03 million) and the closing of the sale was subject to the fulfillment of several conditions. For disposal transactions that occur on or after January 1, 2015, a component of the Company is reported in discontinued operations after meeting the criteria for held-for-sale classification if the disposition represents a strategic shift that has (or will have) a major effect on the Company’s operations and financial results. The Company analyzed the quantitative and qualitative factors relevant to Tangshan Yian disposition transaction and determined the criteria for held-for-sale classification have been met, and the transaction represents a strategic shift where the Company is exiting the animal vaccine market and will focus on the human use vaccine market, which will have a major effect on the Company’s operations and financial results going forward. As such, the financial results of Tangshan Yian are reported within discontinued operations in the consolidated financial statements. The consolidated financial statements and amounts previously reported have been reclassified, as necessary, to conform to this presentation in accordance with ASC 205, Presentation of Financial Statements to allow for meaningful comparison of continuing operations.

Results of the discontinued operations are summarized as follows:

	For the year ended December 31,
	2015	2014	2013

Sales	$112	$169	$750
Cost of sales	406	1,017	768
Gross loss	(294)	(848)	(18)
Selling, general and administrative expenses	459	621	927
Research and development expenses	22	100	256
Total operating expenses	481	721	1,183
Operating (loss)	(775)	(1,569)	(1,201)
Other income (expense)	47	45	(65)
(Loss) before income taxes	(728)	(1,524)	(1,266)
Income tax benefit (expense)	-	-	-
(Loss) from discontinued operations, net of income tax	$(728)	$(1,524)	$(1,266)

The following table summarizes the carrying amounts of the major classes of assets and liabilities held for sale in the consolidated balance sheets as of December 31, 2015 and 2014, respectively:

	December 31,	December 31,
	2015	2014
Cash and cash equivalents	$143	$225
Prepaid land lease payments	128	144
Property, plant and equipment	1,450	2,184
Other assets held for sale	76	162
Total assets held for sale	1,797	2,715

Accounts payable and accrued liabilities	217	699
Other liabilities held for sale	26	28
Total liabilities held for sale	$243	$727

In February 2016, the Company completed the disposal of Tangshan Yian (note 25).